2. Loans: Schedule of Loans and Financing Receivable (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Gross	$ 599,094,594	$ 530,915,607
Financing Receivable, percent of portfolio	100.00%	100.00%
Financing Receivable, net charge-offs	$ 38,355,146	$ 52,562,543
Financing Receivable, percent net charge-offs	100.00%	100.00%
Cosumer Loans
Financing Receivable, Gross	$ 538,305,272	$ 475,739,992
Financing Receivable, percent of portfolio	89.90%	89.60%
Financing Receivable, net charge-offs	$ 36,967,737	$ 50,936,066
Financing Receivable, percent net charge-offs	96.40%	96.90%
Real Estate Loans
Financing Receivable, Gross	$ 26,599,089	$ 24,104,551
Financing Receivable, percent of portfolio	4.40%	4.50%
Financing Receivable, net charge-offs	$ 61,817	$ (3,378)
Financing Receivable, percent net charge-offs	0.10%	0.00%
Sales Finance Contracts
Financing Receivable, Gross	$ 34,190,233	$ 31,071,064
Financing Receivable, percent of portfolio	5.70%	5.90%
Financing Receivable, net charge-offs	$ 1,325,592	$ 1,629,855
Financing Receivable, percent net charge-offs	3.50%	3.10%